SHARE CAPITAL - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share	Dec. 31, 2022 Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [Line items]
Number outstanding | Share	2,624,370	3,300,083	1,478,773
Exercise price per share 1.04 to 2.05 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Line items]
Number outstanding | Share	1,881,583
Weighted average remaining contractual life (years)	3 years 9 months 3 days
Weighted average exercise price	$ 1.13
Options exercisable | Share	770,273
Weighted average exercise price	$ 1.16
Exercise price per share 1.04 to 2.05 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Line items]
Weighted average exercise price	1.04
Exercise price per share 1.04 to 2.05 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Line items]
Weighted average exercise price	$ 2.05
Exercise price per share 2.06 to 4.05 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Line items]
Number outstanding | Share	247,022
Weighted average remaining contractual life (years)	1 year 1 month 9 days
Weighted average exercise price	$ 3.81
Options exercisable | Share	247,022
Weighted average exercise price	$ 3.81
Exercise price per share 2.06 to 4.05 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Line items]
Weighted average exercise price	2.06
Exercise price per share 2.06 to 4.05 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Line items]
Weighted average exercise price	$ 4.05
Exercise price per share 4.06 to 6.05 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Line items]
Number outstanding | Share	327,885
Weighted average remaining contractual life (years)	2 years
Weighted average exercise price	$ 5.15
Options exercisable | Share	327,885
Weighted average exercise price	$ 5.15
Exercise price per share 4.06 to 6.05 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Line items]
Weighted average exercise price	4.06
Exercise price per share 4.06 to 6.05 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Line items]
Weighted average exercise price	$ 6.05
Exercise price per share 7.05 to 12.38 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Line items]
Number outstanding | Share	167,880
Weighted average remaining contractual life (years)	11 months 23 days
Weighted average exercise price	$ 8.99
Options exercisable | Share	167,880
Weighted average exercise price	$ 8.99
Exercise price per share 7.05 to 12.38 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Line items]
Weighted average exercise price	7.05
Exercise price per share 7.05 to 12.38 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Line items]
Weighted average exercise price	$ 12.38
Exercise price per share 1.04 to 12.38 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Line items]
Number outstanding | Share	2,624,370
Weighted average remaining contractual life (years)	3 years 1 month 9 days
Weighted average exercise price	$ 2.38
Options exercisable | Share	1,513,060
Weighted average exercise price	$ 3.33
Exercise price per share 1.04 to 12.38 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Line items]
Weighted average exercise price	1.04
Exercise price per share 1.04 to 12.38 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Line items]
Weighted average exercise price	$ 12.38